SUPPLEMENT DATED FEBRUARY 12, 2004
                                     TO THE
                                   PROSPECTUS
                                DATED MAY 1, 2003
                                       FOR
                 PERSPECTIVE ADVISORS FIXED AND VARIABLE ANNUITY

                            JNLNY SEPARATE ACCOUNT II

The following changes apply to the Prospectus listed above.

On February 12, 2004, Jackson National Asset Management, LLCSM recommended and the Board of Trustees approved a change of sub-adviser for the following funds:

JNL VARIABLE FUND LLC
         JNL/Curian Technology Sector Fund
         JNL/Curian Pharmaceutical/Healthcare Sector Fund
         JNL/Curian Financial Sector Fund
         JNL/Curian Energy Sector Fund
         JNL/Curian Consumer Brands Sector Fund
         JNL/Curian Communications Sector Fund

The changes will be effective on February 18, 2004. The new sub-adviser will be Mellon Capital Management Corporation (Mellon Capital). Mellon Capital is located at 595 Market Street, Suite 3000, San Francisco, California 94105. Mellon Capital is a wholly owned subsidiary of Mellon Financial Corporation, a publicly traded financial and bank holding company.


On page 4 the fees for the following funds should be deleted and replaced with the following:

The fees are as follows:

                                                           MANAGEMENT      ESTIMATED
                                                               AND        DISTRIBUTION  12B-1                     TOTAL FUND
                                                         ADMINISTRATIVE     (12B-1)     SERVICE        OTHER        ANNUAL
                                                              FEE*           FEES**        FEE*      EXPENSES      EXPENSES
-------------------------------------------------------- ---------------- ------------- ----------- ------------ -------------
JNL/Mellon Capital Management Communications Sector Fund      0.52%            0%          0.20%          0.01%        0.73%
JNL/Mellon Capital Management Consumer Brands Sector Fund     0.52%            0%          0.20%          0.02%        0.74%
JNL/Mellon Capital Management Energy Sector Fund              0.52%            0%          0.20%          0.02%        0.74%
JNL/Mellon Capital Management Financial Sector Fund           0.52%            0%          0.20%          0.01%        0.73%
JNL/Mellon Capital Management
Pharmaceutical/Healthcare     Sector Fund                     0.52%            0%          0.20%          0.02%        0.74%
JNL/Mellon Capital Management Technology Sector Fund          0.52%            0%          0.20%          0.01%        0.73%


All Dow Jones and Standard and Poor's licensing agreements have been licensed to Jackson National Life Insurance Company.

The following should be added to page 4:

DOW JONES NAME. "Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow SM 10 Fund. Please see Appendix A for additional information. The JNL/ Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The fund objectives have been changed to the following:

JNL/MELLON CAPITAL MANAGEMENT COMMUNICATIONS SECTOR FUND

The objective of the JNL/Mellon Capital Management Communications Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT CONSUMER BRANDS SECTOR FUND

The objective of the JNL/Mellon Capital Management Consumer Brands Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT ENERGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Energy Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT FINANCIAL SECTOR FUND

The objective of the JNL/Mellon Capital Management Financial Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT PHARMACEUTICAL/HEALTHCARE SECTOR FUND

The objective of the JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund is total return through capital appreciation and dividend income.

JNL/MELLON CAPITAL MANAGEMENT TECHNOLOGY SECTOR FUND

The objective of the JNL/Mellon Capital Management Technology Sector Fund is total return through capital appreciation and dividend income.


(To be used with NV3784 Rev. 05/03.)

                                                                   V_______ 2/04